PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES	5. PREPAID EXPENSES AND OTHER RECEIVABLES

	December 31, 2024	December 31, 2023
GST and HST receivables	$694	$344
Other receivables	111	156
Prepaid expenses	515	375
	$1,320	$875